Losses Per Share (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 08, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Preferred shares		500,000,000		500,000,000
Proceeds from the offering of preferred shares		$ 4,941	$ 0
Series C Convertible Preferred Stock
Preferred shares		10,000		0
Preferred shares annual rate		8.00%
Securities Purchase Agreement
Proceeds from the offering of preferred shares	$ 5,000
Securities Purchase Agreement | Series C Convertible Preferred Stock
Preferred shares	5,000